Label		Element	Value
WHV/Acuity Tactical Credit Long/Short Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WHV/Acuity Tactical Credit Long/Short Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The WHV/Acuity Tactical Credit Long/Short Fund (the "Fund") seeks to achieve current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class C and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 14 of the Fund's prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2018
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period from December 16, 2014 (commencement of operations) until April 30, 2015, the Fund's portfolio turnover rate was 532.05% (not annualized) of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	532.05%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund" fees and expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund" fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares, Class C shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]		rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

WHV, as investment adviser to the Fund, delegates management of the Fund's portfolio to Acuity Capital Management, LLC ("Acuity" or the "Sub-Adviser"). Among other things, WHV is responsible for ongoing performance evaluation and monitoring of the Sub-Adviser, including its compliance with the investment objective, policies and restrictions of the Fund.

Acuity uses an unconstrained, opportunistic, tactical approach to credit investing, which focuses on corporate fixed income-sensitive securities that may include, but are not limited to, high yield bonds, convertible bonds and bank debt. The Sub-Adviser combines a macro-economic view with deep, fundamental, company-specific analysis in the construction of the portfolio. Acuity evaluates trends in global economies, central bank activities and fund flows, assesses risk levels and formulates appropriate hedging strategies. Hedging is an integral part of portfolio construction and Acuity uses various investment tools to seek to reduce overall market risk and correlation. Extensive risk limits and portfolio stress tests are performed regularly. Liquidity is also emphasized when selecting securities for inclusion in the portfolio. Acuity seeks to preserve capital in challenging markets and will quickly reposition the portfolio as necessary. While not a principal investment strategy, it is possible that, at certain times, the Fund may move to 100% cash.

The Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in corporate fixed income and/or equity securities. It employs relative value, event-driven, and hedging investment styles in allocating Fund assets across asset classes and capital structures — from long and/or short positions — in seeking to achieve its investment objective and preserve investor capital. Additional investment strategies that may be employed by the Fund include high-yield, credit analysis-based, long/short, special situation analysis, levered loan, floating rate loan, derivatives (including options and swaps), and convertible arbitrage.

Relative value strategies are long/short investment strategies that seek to exploit disparities in pricing relationships between instruments with similar characteristics. Relative value strategies are not dependent on market direction and often involve arbitrage techniques. A relative value investment strategy seeks to take advantage of perceived price differentials between related financial instruments by simultaneously buying and selling the different securities, thereby seeking profit from the "relative value" of the two securities. Acting on the assumption that prices will revert to true value, as defined by the Sub-Adviser using a valuation measure such as dividend yield or price to earnings ratio, over time, the Sub-Adviser will sell short the overpriced security and buy the underpriced security. Once prices revert to true value, the trade can be liquidated at a profit.

Event-driven strategies seek to profit from pricing differences or inefficiencies among securities that may occur before or after a specific corporate event-bankruptcy, merger, acquisition, spinoff or special dividend. Credit analysis-based strategies seek to profit from pricing differences or inefficiencies among debt securities of issuers that are in some sort of financial distress-credit quality downgrade, delinquency, default, restructuring, bankruptcy or relatively poor financial performance. Convertible arbitrage debt strategies seek returns from price improvement or recovery proceeds on debt securities of troubled issuers by anticipating improved fundamentals; acquisition by a stronger issuer; or liquidation proceeds in a reorganization, bankruptcy or foreclosure. Each type of strategy typically employs risk-reducing hedging techniques using short selling, futures contracts, options or credit-default swaps and total return swaps.

The Fund may also invest in long and short positions of equity and equity-related securities. By taking long and short positions in different securities, the Fund attempts to limit the effect of market movements on portfolio performance. The Fund will generally take long positions in securities that the Sub-Adviser believes to be undervalued and short positions in securities that they believe to be overvalued, based on the Sub-Adviser's analysis of the issuer's financial reports and market valuation.

The Fund intends to engage in short selling regularly in conjunction with convertible arbitrage positions, capital structure "event driven" positions, and overall portfolio hedges, as deemed appropriate. The Fund's short positions may equal up to 75% of the Fund's net asset value.

The Fund defines fixed income securities as bills, notes, debentures, bonds, loans or loan participations, levered loans or asset-backed securities. The Fund defines equity securities as common stock, preferred stock, or debt that is convertible into common stock. The Fund invests without restriction as to issuer capitalization, country, or credit quality and without restriction as to the maturity of fixed income securities. As part of its strategy, the Fund also invests in smaller capitalization companies which are generally companies with market capitalization up to $2 billion. The Fund plans to invest in high-yield (below investment grade) fixed income securities. High yield or "below-investment grade" securities are securities that are non-rated or rated BB+ or below by S&P or Ba1 or below by Moody's. These securities involve more risk, and will be generally more volatile than securities rated BBB- or Baa3 or above.

Risk [Heading]		rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Arbitrage Risk: The risk that securities purchased pursuant to an arbitrage strategy that intended to take advantage of the perceived relationship between the values of two securities may not perform as expected.

•  Asset Allocation Risk: The Fund is subject to the risk that the Sub-Adviser's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

•  Credit (or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

•  Convertible Securities Risk: The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

•  Debt Extension Risk: This refers to the risk to the Fund that when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•  Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general.

•  Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. The risks associated with certain derivative instruments, including futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

•  Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities held by the Fund may fluctuate based on changes in the issuing company's financial condition, as well as overall market and economic conditions.

•  Event-Driven Trading Risk: The Fund invests in certain securities which it believes may benefit from certain outcomes including special situations. This is known as "Event-Driven Trading." Event-Driven Trading involves the risk that the special situation may not occur as anticipated, in which case the Fund may realize losses.

•  Fixed Income Risk: The risk that the value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

•  High-Yield Securities Risk: The Fund may invest in certain non-investment grade fixed income securities, sometimes known as "high-yield bonds" or "junk bonds," and may subject the Fund to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and NAV. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

•  Interest Rate/Maturity Risk: The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

•  Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•  Limited Operating History Risk: The Fund has a limited operating history upon which prospective investors can rely in making a determination whether or not to invest in the Fund.

•  Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•  Management Risk: As with any managed fund, the Sub-Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Sub-Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

•  Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The Fund's potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund's ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions.

•  Smaller Company Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Because the Fund does not have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.
WHV/Acuity Tactical Credit Long/Short Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component3OtherExpensesOverAssets	1.20%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	2.89%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_NetExpensesOverAssets	1.69%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	737
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,077
WHV/Acuity Tactical Credit Long/Short Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fee		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component3OtherExpensesOverAssets	1.20%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	3.64%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_NetExpensesOverAssets	2.44%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 348
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 761
WHV/Acuity Tactical Credit Long/Short Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.17%
Distribution and/or Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee		rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses		rr_Component3OtherExpensesOverAssets	1.20%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[3],[4]	rr_ExpensesOverAssets	2.64%
Fee Waiver and/or Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3],[4]	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 456

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund" fees and expenses are based on estimated amounts for the current fiscal year. "Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund" fees and expenses.
[4]	WHV Investments, Inc. ("WHV" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), "Acquired Fund" fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions, do not exceed 1.42% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. Under a separate contractual agreement, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund in an amount equal to the Fund's dividend and interest expense on securities sold short through August 31, 2016. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.